Leases - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Line Items]
Lease depreciation capitalized		$ 0	$ 100,000
Finance lease depreciation expense		2,414,000	2,755,000
ROU Asset		117,882,000	128,264,000
Lease Liability		173,227,000
Reimbursements of tenant improvement allowance, finance and operating lease		2,500,000	3,600,000
Reimbursements of tenant improvement allowance, other financing transactions		100,000	600,000
Reimbursements of tenant improvement allowance in future periods, finance and operating lease		3,300,000
Reimbursements of tenant improvement allowance in future periods, other financing transactions		700,000
Present value of long-term financing liabilities		93,513,000	95,400,000
Interest payable		13,200,000	12,900,000
Interest expense – financing activities and sale and leasebacks		11,700,000	11,900,000
Cost of goods sold
Disclosure of Leases [Line Items]
Finance lease depreciation expense		100,000	300,000
Depreciation capitalized in inventory		100,000	100,000
Arizona Reporting Unit
Disclosure of Leases [Line Items]
Impairment of right-of-use assets			800,000
California Reporting Unit
Disclosure of Leases [Line Items]
Impairment of right-of-use assets			1,000,000
Impacted California Facilities
Disclosure of Leases [Line Items]
Gain (loss) on termination of lease		$ 1,100,000
Cultivation Facility And Production Facility, California
Disclosure of Leases [Line Items]
Gain (loss) on termination of lease			$ 4,900,000
Brookville, Pennsylvania Facility
Disclosure of Leases [Line Items]
Lease term (in years)	10 years
Proceeds from sales of property, plant and equipment	$ 43,700,000
Gains on disposals of non-current assets	14,700,000
ROU Asset	29,700,000
Lease Liability	$ 29,700,000
Bottom of range
Disclosure of Leases [Line Items]
Lease term (in years)		1 year
Lease renewal term (in years)		3 years
Lease exercise renewal options term (in years) (less than for bottom of range)		1 year
Top of range
Disclosure of Leases [Line Items]
Lease term (in years)		20 years
Lease renewal term (in years)		25 years
Lease exercise renewal options term (in years) (less than for bottom of range)		10 years